STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2012
STOCKHOLDERS’ EQUITY

NOTE 4: STOCKHOLDERS’ EQUITY

The Company is authorized to issue a total of 120,000,000 shares of stock consisting of 100,000,000 shares of Common Stock with par value of $.0001 per share and 20,000,000 shares of Preferred Stock, par value of $.0001.

On February 27, 2010 (inception), the Company issued 6,350,000 shares of common stock to 43 individual shareholders at an average price of $.00317 per share for cash in the amount of $20,100. On the same date, the Company issued 250,000 shares of common stock as payment for legal and consulting services at $.00317 per share for a total value of $793.

On June 30, 2012, the Company entered a loan conversion agreement with its major shareholder, Ms. Kimi Royer, who is also the Chairman and Chief Executive Officer of the Company. Pursuant to the agreement, Ms. Royer agrees to convert the $2,500 loan provided in June 2010 to the Company to additional paid-in capital and to forgive any accrued interest that has accumulated as of the conversion date.